Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Tax benefit (expense) on change in fair value of cash flow hedges	$ 2,076	$ 3,369	$ (2,371)
Tax (expense) benefit on unrealized gain (loss) on defined benefit plan	(80)	(1,461)	(11)
Tax benefit (expense) on income loss	$ 0	$ 0	$ 0